Operating Leases - Additional Information (Details)	6 Months Ended
Jun. 30, 2021
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Bodil Knutsen
Operating Leases
Time charter expiration year under options to extend	2024
Carmen Knutsen
Operating Leases
Current time charter expiration year	2023
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2025
Torill Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2024
Dan Cisne [Member]
Operating Leases
Current bareboat charter expiration year	2023
Dan Sabia [Member]
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen [Member]
Operating Leases
Current time charter expiration year	2024
Time charter expiration year under options to extend	2029
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2023
Vigdis Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2023
Lena Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2023
Brasil Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Anna Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2028
Tove Knutsens [Member]
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040